NOTES PAYABLE AND LINES OF CREDIT	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
NOTES PAYABLE AND LINES OF CREDIT	NOTES PAYABLE AND LINES OF CREDIT
Notes payable and lines of credit consisted of the following as of December 31,

	2022	2021
Term Loan Credit Agreement maturing on August 31, 2026. Amortization payments are required quarterly. Interest rate at December 31, 2022 was 11.92%.	$346,066	$279,300
RumbleOn Finance line of credit dated February 4, 2022 and maturing on February 4, 2025. Interest rate at December 31, 2022 was 7.25%.	25,000	—
PPP Loans maturing on April 1, 2025. Balance was forgiven during the year ended December 31, 2022.	—	2,534
Unsecured note payable to P&D Motorcycles.	—	1,031
Unsecured notes payable to RideNow Management, LLLP, a related party through equal ownership by two former directors of the Company.	—	907
Total principal amount	371,066	283,772
Less: unamortized debt issuance costs	(28,572)	(25,862)
Total long-term debt	342,494	257,910
Less: Current portion of long-term debt	(3,645)	(4,322)
Long-term debt, net of current portion	$338,849	$253,588

As of December 31, 2022, future principal debt payments are due as follows:

2023	$3,645
2024	3,645
2025	28,645
2026	335,131
2027	—
Total debt payments	$371,066

Floor plan notes payable as of December 31,

	2022	2021
Floor plan notes payable - trade	$75,387	$15,118
Floor plan notes payable - non-trade	144,789	48,519
Floor plan notes payable	$220,176	$63,637
Floor plan notes payable-trade reflects amounts borrowed to finance the purchase of specific new and, to a lesser extent, used vehicle inventory with corresponding manufacturers' captive finance subsidiaries (“trade lenders”). Floor plan notes payable-non-trade represents amounts borrowed to finance the purchase of specific new and used vehicle inventories with non-trade lenders. Changes in vehicle floor plan notes payable- trade are reported as operating cash flows and changes in floor plan notes payable-non-trade are reported as financing cash flows in the accompanying Consolidated Statements of Cash Flows.
New inventory costs are generally reduced by manufacturer holdbacks, incentives, floor plan assistance, and non-reimbursement-based manufacturer advertising rebates, while the related vehicle floor plan payables are reflective of the gross cost of the vehicle. The vehicle floor plan payables, as shown in the above table, will generally also be higher than the inventory cost due to the timing of the sale of a vehicle and payment of the related liability. Vehicle floor plan facilities are due on demand, but in the case of new vehicle inventories, are generally paid within several business days after the related vehicles are sold. Vehicle floor plan facilities are primarily collateralized by vehicle inventories and related receivables.
New vehicle floor plan facilities generally utilize LIBOR or ADB (Average Daily Balance)-based interest rates, which generally ranged between 7% and 16% as of December 31, 2022. Used vehicle floor plan facilities generally utilize prime, LIBOR or ADB-based interest rates, which ranged between 6% and 16% as of December 31, 2022. The aggregate capacity to finance our inventory under the new and used vehicle floor plan facilities was $407,680 as of December 31, 2022.
Term Loan Credit Agreement
On the RideNow Closing Date, the Company entered into a new Term Loan Credit Agreement (the “Oaktree Credit Agreement”) among the Company, as borrower, the lenders party thereto, and Oaktree Fund Administration, LLC, as administrative agent and collateral agent (the “Administrative Agent”). The Oaktree Credit Agreement provides for secured credit facilities in the form of a $280,000 principal amount of initial term loans (the “Initial Term Loan Facility”) and a $120,000 in aggregate principal amount of delayed draw term loans (the “Delayed Draw Term Loans Facility”). The proceeds from the Initial Term Loan Facility was used to consummate the RideNow Transaction and to provide for working capital. Loans under the Delayed Draw Term Loans Facility are subject to customary conditions precedent for facilities of this type including the need to meet certain financial tests and become available six (6) months after the RideNow Closing Date and are unavailable to be drawn after the eighteen (18) month anniversary of the RideNow Closing Date.
On February 18, 2022, in conjunction the Freedom Transaction, the Company drew down $84,500 against the Oaktree Credit Agreement. As of December 31, 2022, the Oaktree Credit Agreement provides for up to $120,000, of which $35,500 is available, in additional financing that may be used for acquisitions and up to an additional $100,000 in incremental financing that may be used for acquisitions or working capital purposes. During the fourth quarter of 2022, the Company made a voluntary principal repayment of $15,000 to the Oaktree Credit Facility.
The loan is reported on the balance sheet as senior secured debt net of debt discount and debt issuance costs of $24,927, including the fair value of stock warrant of $10,950. Borrowings under the Oaktree Credit Facility bear interest at a rate per annum equal, at the Company’s option, to either (a) LIBOR (with a floor of 1.00%), plus an applicable margin of 8.25% or (b) a fluctuating adjusted base rate in effect from time to time, plus an applicable margin of 7.25%. At the Company’s option, one percent (1.00%) of such interest may be payable in kind. The interest rate on December 31, 2022, was 11.92%. Interest expense for the year December 31, 2022 was $42,211, which included amortization of $6,411 related to the discount and debt issuance costs. While the Oaktree Credit Agreement notes that SOFR may be selected as the alternative benchmark rate, this has not been determined as of December 31, 2022. As such, the Company cannot predict the effect of the discontinuance of LIBOR or the establishment and use of alternative rates or benchmarks on interest expense as of December 31, 2022.
Obligations under the Oaktree Credit Agreement are secured by a first-priority lien on substantially all of the assets of the Company and its domestic wholly owned subsidiaries (the “Subsidiary Guarantors”) although certain assets of the Company and Subsidiary Guarantors are subject to a first-priority lien in favor of floor plan lenders, and such liens and priority are subject to certain other exceptions. The Subsidiary Guarantors also guarantee the obligations of the Company under the Oaktree Credit Agreement.
In connection with providing the debt financing for the RideNow Transaction, and pursuant to the commitment letter executed on March 15, 2021, the Company issued a warrant to purchase $40,000 of shares at an exercise price of $33.00 per share of Class B common stock to Oaktree Capital Management, L.P. and its lender affiliates (the “Warrant”). During the third quarter of 2022, the exercise price of the Warrant was adjusted to $31.50 and the expiration date was extended to July 25, 2023. The initial warrant liability and deferred financing charge recognized was $10,950. The warrant liability is subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of the change in derivative liability in the Consolidated Statements of Operations. The fair value of the Warrant was estimated using a Monte Carlo simulation based on a combination of level 1 and level 2 inputs. Upon closing of the RideNow Transaction, the warrants were considered equity linked contracts indexed to the Company’s stock and therefore met the equity classification guidance. As a result, the $19,700 was reclassified to additional paid-in-capital. The $10,950 deferred financing charge was reclassified as part of the debt discount related to the Oaktree Credit Agreement. The recognition of the warrant liability and deferred financing charge and the reclassification of the warrant liability to additional paid-in capital and the reclassification of the deferred financing charge to debt discount are non-cash items.
Oaktree provided customary representations and covenants under the Oaktree Credit Agreement which include financial covenants and collateral performance covenants.
RumbleOn Finance Line of Credit
On February 4, 2022, RumbleOn Finance and ROF SPV I, LLC, an indirect subsidiary of RumbleOn, entered into a Consumer Finance Facility primarily to provide up to $25,000 for the underwriting of consumer loans underwritten by ROF. Credit Suisse is the managing agent of the loan agreement, and RumbleOn Finance is the borrower. All loans under this agreement are secured by certain collateral including the consumer finance loans purchased by the ROF Consumer Finance Facility.
Credit Suisse provided customary representations and covenants under the agreements which include financial covenants and collateral performance covenants. Loans sold to or in the ROF Consumer Finance Facility are subject to certain eligibility criteria, concentration limits and reserves.
Floor Plan Notes Payable
The Company relies on its floorplan vehicle financing credit lines (“Floorplan Lines”) to finance new and used vehicle inventory at its retail locations and for the wholesale segment. Floor plan notes payable - trade reflects amounts borrowed to finance the purchase of specific new and, to a lesser extent, used vehicle inventory with corresponding manufacturers' captive finance subsidiaries (“trade lenders”). Floor plan notes payable-non-trade represents amounts borrowed to finance the purchase of specific new and used vehicle inventories with non-trade lenders. Changes in vehicle floor plan notes payable- trade are reported as operating cash flows and changes in floor plan notes payable-non-trade are reported as financing cash flows in the accompanying Consolidated Statements of Cash Flows.
Inventory serves as collateral under floor plan notes payable borrowings. The inventory balance in its entirety also serves as collateral under the Oaktree Credit Agreement.
On August 31, 2021, the Company entered into a Floorplan Line with AFC (the “AFC Credit Line”). Advances under the AFC Credit Line are limited to $35,000 as of December 31, 2022. Interest expense on the AFC Credit Line for the years ended December 31, 2022 and 2021, was $1,600 and $1,849, respectively.
On October 26, 2022, the Company entered into a Floorplan Line with J.P. Morgan (the “J.P. Morgan Credit Line”). Advances under the J.P. Morgan Credit Line are limited to $75,000 as of December 31, 2022. Interest expense on the J.P. Morgan Credit Line for the year ended December 31, 2022 was $66.
Paycheck Protection Program Loans
On May 1, 2020, the Company, and its wholly owned subsidiaries Wholesale and Wholesale Express (together, the “Subsidiaries”, and with the Company, the “Borrowers”), each entered into loan agreements and related promissory notes (the “SBA Loan Documents”) to receive U.S. Small Business Administration Loans (the “SBA Loans”) pursuant to the Paycheck Protection Program (the “PPP”) established under the CARES Act, in the aggregate amount of $5,177 (the “Loan Proceeds”). The balance of the PPP loans was forgiven by the SBA during the year ended December 31, 2022.